Available-For-Sale Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2017
Available-for-sale Securities [Abstract]
Available-For-Sale Marketable Securities	As of December 31, 2017 and 2016, the fair value, amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$1,409	6	—	$1,415
Corporate debentures - fixed and floating interest rate	11,951	5	—	11,956
	$13,360	11	—	$13,371

	December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$1,051	—	—	$1,051
Corporate debentures - fixed and floating interest rate	12,302	17	—	12,319
	$13,353	17	—	$13,370

Contractual Maturities Of The Available-For-Sale Marketable Securities	The contractual maturities of the available-for-sale marketable securities in future years are as follows:

December 31, 2017
2018	$374
2019	1,568
2020	2,405
2021	2,564
2022 and after	6,218
$13,129